Annual Total Returns [BarChart] - AB All China Equity Portfolio - Class A	Feb. 26, 2021
Bar Chart Table:
Annual Return 2011
Annual Return 2012
Annual Return 2013
Annual Return 2014
Annual Return 2015
Annual Return 2016
Annual Return 2017
Annual Return 2018
Annual Return 2019	37.12%
Annual Return 2020	25.07%